Note 19 - Tax assets and liabilities - Deferred tax assets by Country (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets by county Line Items
Net Deferred tax assets unsecured	€ 3,108	€ 3,568	€ 2,924
Percentage of temporary differences in Mexico	98,24%
Deductible temporary differences mainly originated by Catalunya Bank	€ 2,284
Spain [Member]
Deferred tax assets by county Line Items
Net Deferred tax assets unsecured	2,052	2,007	1,437
Spain [Member] | Credit for tax loss [Member]
Deferred tax assets by county Line Items
Net Deferred tax assets unsecured	1,184
Spain [Member] | Temporary Differences
Deferred tax assets by county Line Items
Net Deferred tax assets unsecured	868
Mexico [Member]
Deferred tax assets by county Line Items
Net Deferred tax assets unsecured	615	698	608
South America [Member]
Deferred tax assets by county Line Items
Net Deferred tax assets unsecured	26	362	330
South America [Member] | Temporary Differences
Deferred tax assets by county Line Items
Net Deferred tax assets unsecured	26
United States [Member]
Deferred tax assets by county Line Items
Net Deferred tax assets unsecured	180	345	300
United States [Member] | Temporary Differences
Deferred tax assets by county Line Items
Net Deferred tax assets unsecured	180
Turkey [Member]
Deferred tax assets by county Line Items
Net Deferred tax assets unsecured	224	€ 135	€ 217
Turkey [Member] | Credit for tax loss [Member]
Deferred tax assets by county Line Items
Net Deferred tax assets unsecured	13
Turkey [Member] | Temporary Differences
Deferred tax assets by county Line Items
Net Deferred tax assets unsecured	€ 211